Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

Note 18 – Discontinued Operations

During 2020, the Company decided to discontinue the operation of its VISSIA McKinney, VISSIA Waterway, and Legend Nutrition. VISSIA McKinney, VISSIA Waterway, and Legend Nutrition have been presented as discontinued operations in the accompanying consolidated financial statements. The operating results for VISSIA McKinney, VISSIA Waterway, and Legend Nutrition have been presented in the accompanying consolidated statement of operations for the three months ended March 31, 2021 and 2020 as discontinued operations and are summarized below:

	Years Ended March 31,
	2021	2020
Revenue	$2,530	$113,432
Cost of revenue	0	53,449
Gross Profit	2,530	59,983
Operating expenses	20,142	158,268
Loss from operations	(17,612)	(98,285)
Other Expenses	(0)	(1,008)
Net loss	$(17,612)	$(99,293)

Note 18 – Discontinued Operations

During 2020, the Company decided to discontinue the operation of its VISSIA McKinney, VISSIA Waterway, and Legend Nutrition. VISSIA McKinney, VISSIA Waterway, and Legend Nutrition have been presented as discontinued operations in the accompanying consolidated financial statements. The operating results for VISSIA McKinney, VISSIA Waterway, and Legend Nutrition have been presented in the accompanying consolidated statement of operations for the years ended December 31, 2020 and 2019 as discontinued operations and are summarized below:

	Years Ended December 31,
	2020	2019
Revenue	$311,672	$214,101
Cost of revenue	205,742	107,195
Gross Profit	105,930	106,906
Operating expenses	587,580	178,340
Loss from operations	(481,650)	(71,434)
Other Expenses	(722,135)	(9,054)
Net loss	$(1,203,785)	$(80,488)